STOCK-BASED COMPENSATION (Details) $ / shares in Units, shares in Thousands, $ in Millions	1 Months Ended	3 Months Ended					12 Months Ended
	Jan. 31, 2014 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) plan $ / shares shares	Dec. 31, 2015 USD ($) installments $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award
Number of active stock-based compensation plans | plan							2
Shares available for grant (in shares) | shares							5,900
Unrecognized compensation cost, net of estimated forfeitures							$ 177.9
Weighted average period over which cost is expected to be recognized (in years)							2 years 7 months 6 days
Tax benefit recognized related to stock-based compensation							$ 34.8	$ 36.6	$ 22.2
Intrinsic value of stock options exercised							$ 17.1	$ 53.0	$ 63.3
Stock options granted in period | shares							1,722	2,500	700
Weighted average grant date fair value of stock options granted (in usd per share) | $ / shares				$ 15.24			$ 12.34	$ 15.24	$ 16.67
Weighted average exercise price (in usd per share) | $ / shares				84.31				84.31
Weighted average grant date fair value (in usd per share) | $ / shares				$ 12.00				$ 12.00
Incremental compensation cost			$ 7.3		$ 6.8	$ 5.8
Aggregate number of shares required to settle equity awards at current estimated fair values held by subsidiary management | shares							2,800	2,300
Estimated number of shares required to settle equity awards at current estimated fair values held by subsidiary management, giving effect to withholding taxes | shares							1,400	1,100
Estimated amount of payment of withholding taxes related to settlement of equity awards at current estimated fair value held by subsidiary management							$ 90.8	$ 69.1
Assumed withholding rate							50.00%
Incremental aggregate shares required to settle award for each 10% increase in fair value estimate of subsidiary (in shares) | shares							700
Incremental compensation cost from modification recognized in year of modification							$ 6.3	$ 3.5
Incremental compensation cost from prior period modification							0.6
Incremental compensation cost from modification recognized over remaining life							1.0
Vested equity awards settled in cash		$ 13.4		$ 23.4
Incremental compensation cost from repurchase of fully vested equity awards				$ 7.7
Fair value of equity award to non-employee							$ 14.3
2008 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Stated term (in years)											10 years
2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Stated term (in years)										10 years
Match Group [Member]
Share-based Compensation Arrangement by Share-based Payment Award
Aggregate number of shares required to settle subsidiary equity awards at current estimated fair values | shares							5,100	4,100
Aggregate number of shares required to settle subsidiary equity awards at current estimated fair values, giving effect to withholding taxes | shares							2,500	2,100
Estimated amount of payment of withholding taxes related to settlement of subsidiary equity awards at current estimated fair value							$ 164.6	$ 123.2
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)							4 years
Expected volatility							29.00%	28.00%	31.00%
Risk-free interest rate							1.20%	1.60%	1.50%
Dividend yield							0.00%	2.00%	1.50%
Expected term (in years)							4 years 9 months 18 days	5 years 3 months 18 days	4 years 9 months 18 days
Cash received from stock option exercises							$ 25.8	$ 27.3	$ 39.1
Tax benefit realized from stock option exercises							$ 6.1	$ 25.8	$ 25.5
Stock Options | Executive
Share-based Compensation Arrangement by Share-based Payment Award
Incremental compensation cost	$ 7.4
Market-Based Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Vesting requirement, consecutive days above price threshold (in days)								20 days
Number of annual vesting installments | installments								4
Expected volatility								27.00%
Risk-free interest rate								2.30%
Dividend yield								1.80%
Expected term (in years)								4 years
RSU's and PSU's
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of RSU's and PSU's granted (in usd per share) | $ / shares							$ 46.92	$ 67.71	$ 68.13
Fair value of RSU's and PSU's that vested during the period							$ 13.5	$ 16.8	$ 20.4
RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)							3 years
Weighted average grant date fair value of RSU's and PSU's granted (in usd per share) | $ / shares							$ 46.92
PSUs
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of RSU's and PSU's granted (in usd per share) | $ / shares							$ 0.00
Vesting period one | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Vesting rights by year (percentage)							25.00%
Vesting period one | RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Vesting rights by year (percentage)							33.00%
Vesting period two | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Vesting rights by year (percentage)							25.00%
Vesting period two | RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Vesting rights by year (percentage)							33.00%
Vesting period three | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Vesting rights by year (percentage)							25.00%
Vesting period three | RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Vesting rights by year (percentage)							33.00%
Vesting period four | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Vesting rights by year (percentage)							25.00%